Details of Significant Accounts - Revenue - Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets:
Unbilled revenue	$ 3,660
Contract liabilities:
Advance sales receipts	13,024	$ 9,021
Revenue recognized that was included in the contract liability balance at the beginning of the period : Advance sales receipts	$ 8,831	$ 4,782	$ 2,518